Deposits from the Central Bank and Deposits from credit institutions - By type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Type:
Financial instruments received as collateral	$ 55,483	$ 47,578
Cash collateral received	45,024	3,182
Total financial liabilities	1,191,900	1,224,066
Deposits from the Central Bank and credit institutions
Type:
Reciprocal accounts	2,316	2,621
Time deposits	4,506	31,545
Overnight deposits	13,688	7,689
Repurchase agreements	28,359	40,634
Other accounts	55,848	57,397
Cash collateral received	31,157	33,474
Others	24,691	23,923
Accrued interest	157	70
Total financial liabilities	104,874	139,956
Mexican peso | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	100,347	101,843
USD | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	4,470	$ 38,113
Other currencies | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	$ 57